Shareholders' Equity (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	$ 1,638	$ 2,040	$ 2,455
Research and Development Expense [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	568	621	491
Marketing and Sales [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	214	196	443
General and Administrative [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	$ 856	$ 1,223	$ 1,521